Statements of Changes in Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Total
BALANCE, Beginning at Dec. 31, 2010	$ (88,112)	$ 2,053,918	$ 1,965,806
Net Income Allocation	4,352	430,892	435,244
Distributions	(4,541)	(449,511)	(454,052)
BALANCE, Ending at Sep. 30, 2011	$ (88,301)	$ 2,035,299	$ 1,946,998